Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]		Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009	$ 926	$ 183,731	$ (4,872)	$ 23	[1]	$ (160,931)	$ 18,877
Balance, shares at Dec. 31, 2009	23,958,761
Purchase of treasury shares, value			(3,820)				(3,820)
Purchase of treasury shares, shares	(1,030,466)
Issuance of shares upon exercise of options and warrants	12	785					797
Issuance of shares upon exercise of options and warrants, shares	577,418
Stock-based compensation related to employees		1,465					1,465
Stock-based compensation related to options granted to non- employees		31					31
Net income						4,403	4,403
Balance at Dec. 31, 2010	938	186,012	(8,692)	23	[1]	(156,528)	21,753
Balance, shares at Dec. 31, 2010	23,505,713
Issuance of shares upon exercise of options and warrants	22	1,238					1,260
Issuance of shares upon exercise of options and warrants, shares	587,904
Stock-based compensation related to employees		1,213					1,213
Net income						4,598	4,598
Balance at Dec. 31, 2011	960	188,463	(8,692)	23	[1]	(151,930)	28,824
Balance, shares at Dec. 31, 2011	24,093,617						24,093,617
Purchase of treasury shares, value			(1,720)				(1,720)
Purchase of treasury shares, shares	(600,337)
Issuance of shares upon exercise of options and warrants	26	686					712
Issuance of shares upon exercise of options and warrants, shares	627,483
Issuance of treasury shares upon acquisitions, value		104	3,406				3,510
Issuance of treasury shares upon acquisitions, shares	1,556,750
Issuance of treasury shares upon exercise of options, value		(104)	353			(71)	178
Issuance of treasury shares upon exercise of options, shares	148,721
Stock-based compensation related to employees		1,276					1,276
Other comprehensive income				446	[1]		446
Stock-based compensation related to options granted to non- employees		11					11
Net income						1,485	1,485
Balance at Dec. 31, 2012	$ 986	$ 190,436	$ (6,653)	$ 469	[1]	$ (150,516)	$ 34,722
Balance, shares at Dec. 31, 2012	25,826,234						25,826,234

[1]	Relates to foreign currency translation adjustments